Thrivent International Small Cap ETF Annual Fund Operating Expenses - Thrivent International Small Cap ETF - None	Oct. 01, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.55%

[1]	'Other Expenses' is an estimate based on the expenses the Fund expects to incur for its first full fiscal year.